Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17.	COMMITMENT AND CONTINGENCIES
Commitment
The Group does not have any significant commitments other than operating leases as of December 31, 2019.
Litigation
The Group and certain of current and former officers have been named as defendants in a putative securities class action filed on November 30, 2018 in the U.S. District Court for the Southern District of New York: Marcu v. Cheetah Mobile Inc., et al., Case No.
1:18-cv-11184.
The action was purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the Company’s ADRs between April 21, 2015 and November 27, 2018. The action alleges that the Group made false or misleading statements regarding the business and operations in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule
10b-5
promulgated thereunder. On February 8, 2019, the court entered an order appointing lead plaintiffs in this action. On February 13, 2019, the court approved a scheduling stipulation for the filing of the plaintiffs’ amended complaint and defendants’ responsive pleadings. On March 28, 2019, an amended complaint was filed. On May 16, 2019, a motion to dismiss the amended complaint was filed. On October 2, 2019, a second amended complaint was filed. On November 6, 2019, a motion to dismiss the second amended complaint was filed, which is currently pending before the Court. The action remains in its preliminary stages. Such lawsuit could divert a significant amount of the Group management’s attention and other resources from the Group’s business and operations, which could harm the results of operations and require the Group to incur significant expenses to defend the lawsuit. Any such lawsuit, whether or not successful, could harm the Group’s reputation and restrict the Group’s ability to raise capital in the future. In addition, if a claim is successfully made against the Group, the Group may be required to pay significant damages, which could have a material adverse effect on the Group’s financial condition and results of operations.
The Group is involved in several other proceedings as of December 31, 2019 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.